Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total exit costs, pre-tax			¥ 5,800
Total exit costs, net of tax			4,412
Goodwill impairment loss			¥ 2,045